Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Education Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Education Income Fund
Class Name	Fidelity® Education Income Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Education Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of overweighting corporate bonds, while underweighting U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-composite exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed. A small, out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 33% of fund assets, up from roughly 26% a year ago and notably overweight versus the composite index average of 17%. Exposure to U.S. Treasurys stood at 49% at the end of the fiscal year, compared with an average of 75% for the composite index, while out-of-index exposure to asset-backed securities composed roughly 13% of fund assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 16, 2021 through August 31, 2024. Initial investment of $10,000. Fidelity® Education Income Fund $10,000 $10,089 $9,448 $9,575 Fidelity Education Income Composite Index℠ $10,000 $10,059 $9,437 $9,515 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,055 $9,467 $9,580 Bloomberg U.S. Aggregate Bond Index $10,000 $10,268 $9,085 $8,977 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Education Income Fund 6.83% 0.66% Fidelity Education Income Composite Index℠ 6.48% 0.38% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 0.63% Bloomberg U.S. Aggregate Bond Index 7.30% -1.08% A From March 16, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 691,570,222
Holdings Count | shares	327
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$691,570,222
Number of Holdings	327
Total Advisory Fee	$0
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 50.2 AAA 15.3 AA 1.8 A 18.2 BBB 12.3 Not Rated 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.4 Corporate Bonds 32.3 Asset-Backed Securities 13.3 CMOs and Other Mortgage Related Securities 2.7 U.S. Government Agency - Mortgage Securities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 90.1 United Kingdom 2.9 Germany 1.9 Japan 1.0 Switzerland 1.0 Canada 0.8 Norway 0.7 France 0.7 Netherlands 0.5 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 48.4 JPMorgan Chase & Co 2.1 Bank of America Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.3 American Express Cr Acc Mst Tr 1.3 Morgan Stanley 1.2 Wells Fargo & Co 1.1 Chase Issuance Trust 1.0 Citigroup Inc 1.0 UBS Group AG 1.0 60.0